Spear Alpha ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 93.8%	Shares	Value
Applications Software - 2.9%
Confluent, Inc. - Class A (a)	24,737	$579,835
Gitlab, Inc. - Class A (a)	11,904	559,488
		1,139,323

Auto-Cars/Light Trucks - 7.1%
Tesla, Inc. (a)	10,834	2,807,739

Computer Data Security - 6.1%
Crowdstrike Holdings, Inc. - Class A (a)	1,542	543,678
Zscaler, Inc. (a)	9,523	1,889,554
		2,433,232

Computer Software - 19.1%
Cloudflare, Inc. - Class A (a)	30,779	3,468,485
Datadog, Inc. - Class A (a)	5,360	531,766
IonQ, Inc. (a)	72,099	1,591,225
SentinelOne, Inc. - Class A (a)	5,329	96,881
Snowflake, Inc. - Class A (a)	12,886	1,883,418
		7,571,775

Computers - 3.9%
Rigetti Computing, Inc. (a)	197,531	1,564,446

Electric-Generation - 4.9%
Constellation Energy Corp.	9,555	1,926,575

Electronic Components-Semiconductors - 20.5%
Marvell Technology, Inc.	45,520	2,802,667
NVIDIA Corp.	45,814	4,965,321
Wolfspeed, Inc. (a)	110,602	338,442
		8,106,430

Independent Power Producer - 5.0%
Vistra Corp.	16,966	1,992,487

Internet Application Software - 2.7%
Shopify, Inc. - Class A (a)	11,338	1,082,552

Internet Security - 0.2%
Palo Alto Networks, Inc. (a)	490	83,614

Lasers-Systems-Components - 1.6%
Coherent Corp. (a)	9,524	618,489

Machinery-Electric Utilities - 4.9%
GE Vernova, Inc.	6,376	1,946,465

Metal-Diversified - 0.0%(b)
Rio Tinto PLC - ADR	8	481

Networking Products - 5.1%
Arista Networks, Inc. (a)	25,884	2,005,492

Semiconductor Equipment - 7.8%
Astera Labs, Inc. (a)	51,482	3,071,931

Telecommunication Equipment - 2.0%
Credo Technology Group Holding Ltd. (a)	19,433	780,429
TOTAL COMMON STOCKS (Cost $40,177,643)		37,131,460

SHORT-TERM INVESTMENTS - 6.3%
Money Market Funds - 6.3%
First American Government Obligations Fund - Class X, 4.27% (c)	2,508,562	2,508,562
TOTAL SHORT-TERM INVESTMENTS (Cost $2,508,562)		2,508,562

TOTAL INVESTMENTS - 100.1% (Cost $42,686,205)		39,640,022
Liabilities in Excess of Other Assets - (0.1)%		(25,635)
TOTAL NET ASSETS - 100.0%		$39,614,387
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Spear Alpha ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,131,460	$–	$–	$37,131,460
Money Market Funds	2,508,562	–	–	2,508,562
Total Investments	$39,640,022	$–	$–	$39,640,022

Refer to the Schedule of Investments for further disaggregation of investment categories.